Marketable Securities and Derivatives - Marketable Securities (Details) - CAD ($) $ in Thousands			12 Months Ended
	Apr. 25, 2019	Sep. 27, 2018	Jun. 30, 2020	Jun. 30, 2019
Unrealized (loss) gain on marketable securities
OCI unrealized (loss) gain			$ (43,613)	$ (78,837)
EnWave
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from (to) investment in associates			0
Marketable securities designated at FVTOCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance			143,248	59,188
(Disposals) additions			(90,794)	(35,344)
Transfer from (to) investment in associates			(1,775)	280,702
Unrealized (loss) gain on changes in fair value			(43,613)	(78,837)
Spin-out				(82,461)
Ending balance			7,066	143,248
Unrealized (loss) gain on marketable securities
OCI unrealized (loss) gain			(43,613)	(78,837)
Marketable securities designated at FVTOCI | Micron | Level 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance			1,148	2,426
(Disposals) additions			(191)	0
Transfer from (to) investment in associates			0	0
Unrealized (loss) gain on changes in fair value			(957)	(1,278)
Spin-out				0
Ending balance			0	1,148
Unrealized (loss) gain on marketable securities
OCI unrealized (loss) gain			(957)	(1,278)
Marketable securities designated at FVTOCI | Radient
Unrealized (loss) gain on marketable securities
OCI unrealized (loss) gain			(24,800)	(13,200)
Marketable securities designated at FVTOCI | Radient | Level 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance			30,866	44,043
(Disposals) additions			0	0
Transfer from (to) investment in associates			0	0
Unrealized (loss) gain on changes in fair value			(24,845)	(13,177)
Spin-out				0
Ending balance			6,021	30,866
Unrealized (loss) gain on marketable securities
OCI unrealized (loss) gain			(24,845)	(13,177)
Marketable securities designated at FVTOCI | TGOD
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from (to) investment in associates		$ 275,300
Unrealized (loss) gain on changes in fair value			(6,700)
Marketable securities designated at FVTOCI | TGOD | Level 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance			93,132	0
(Disposals) additions			(86,465)	(46,663)
Transfer from (to) investment in associates			0	275,342
Unrealized (loss) gain on changes in fair value			(6,667)	(135,547)
Spin-out				0
Ending balance			0	93,132
Unrealized (loss) gain on marketable securities
OCI unrealized (loss) gain			(6,667)	(135,547)
Marketable securities designated at FVTOCI | ACI | Level 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance			0	0
(Disposals) additions			0	228
Transfer from (to) investment in associates			0	5,360
Unrealized (loss) gain on changes in fair value			0	76,873
Spin-out				(82,461)
Ending balance			0	0
Unrealized (loss) gain on marketable securities
OCI unrealized (loss) gain			0	76,873
Marketable securities designated at FVTOCI | Choom
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from (to) investment in associates			(1,800)
Unrealized (loss) gain on changes in fair value			(2,600)
Marketable securities designated at FVTOCI | Choom | Level 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance			4,388	12,719
(Disposals) additions			0	0
Transfer from (to) investment in associates			(1,775)	0
Unrealized (loss) gain on changes in fair value			(2,613)	(8,331)
Spin-out				0
Ending balance			0	4,388
Unrealized (loss) gain on marketable securities
OCI unrealized (loss) gain			(2,613)	(8,331)
Marketable securities designated at FVTOCI | EnWave
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Unrealized (loss) gain on changes in fair value	$ (8,500)
Marketable securities designated at FVTOCI | EnWave | Level 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance			12,619	0
(Disposals) additions			(4,138)	10,000
Transfer from (to) investment in associates				0
Unrealized (loss) gain on changes in fair value			(8,481)	2,619
Spin-out				0
Ending balance			0	12,619
Unrealized (loss) gain on marketable securities
OCI unrealized (loss) gain			(8,481)	2,619
Marketable securities designated at FVTOCI | Other immaterial investments | Level 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance			1,095	0
(Disposals) additions			0	1,091
Transfer from (to) investment in associates			0	0
Unrealized (loss) gain on changes in fair value			(50)	4
Spin-out				0
Ending balance			1,045	1,095
Unrealized (loss) gain on marketable securities
OCI unrealized (loss) gain			$ (50)	$ 4